Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net Revenue by Product Line and Services
The following table summarizes net revenue by product line and services for the three months ended March 31, 2014 and 2013:

	2014	2013
Products
Cogeneration	$1,154,269	$1,278,156
Chiller	790,507	774,509
Total Product Revenue	1,944,776	2,052,665
Services
Service contracts	1,772,981	1,745,946
Installations	498,000	247,707
Total Service Revenue	2,270,981	1,993,653
Total Revenue	$4,215,757	$4,046,318

The following table summarizes net revenue by product line and services for the years ended December 31, 2013 and 2012:

	2013	2012
Products:
Cogeneration	$5,199,649	$5,791,412
Chiller	1,146,401	1,661,810
Total Product Revenue	6,346,050	7,453,222
Services
Service contracts	7,071,388	7,089,491
Installations	2,432,431	711,259
Total Service Revenue	9,503,819	7,800,750
	$15,849,869	$15,253,972